LONG-TERM SUBORDINATED NOTES - Schedule of Outstanding Fixed to Floating Rate Long Term Subordinated Notes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Consolidated Balance Sheet Amount	$ 218,000,000	$ 218,000,000
Subordinated Debt | 6.6 % Long Term Subordinated Notes
Debt Instrument [Line Items]
Original Principal Amount	400,000,000
Consolidated Balance Sheet Amount	218,000,000	218,000,000
Fair Value	$ 208,000,000	$ 215,000,000